Quarterly Holdings Report
for
Fidelity® Conservative Income Bond Fund
November 30, 2023
FCV-NPRT1-0124
1.924095.112
Nonconvertible Bonds - 47.7%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 3.9%
Automobiles - 3.4%
American Honda Finance Corp. 5.8% 10/3/25	20,100,000	20,279,717
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.8681% 4/1/24 (b)(c)(d)	28,838,000	28,853,298
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1781% 4/1/25 (b)(c)(d)	26,951,000	27,090,658
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	17,000,000	16,798,000
2.7% 6/14/24 (b)	3,000,000	2,951,406
3.65% 2/22/24 (b)	7,099,000	7,064,159
4.95% 3/30/25 (b)	20,000,000	19,900,879
5.5% 11/27/24 (b)	12,000,000	11,981,809
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6352% 4/7/25 (c)(d)	20,225,000	20,176,234
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1043% 3/8/24 (c)(d)	19,604,000	19,603,406
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.2947% 6/7/24 (b)(c)(d)	25,400,000	25,425,570
5.8% 9/12/25 (b)	18,050,000	18,081,678
		218,206,814
Broadline Retail - 0.3%
Amazon.com, Inc. 0.45% 5/12/24	20,000,000	19,559,684
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7446% 2/14/24 (c)(d)	16,681,000	16,681,035
TOTAL CONSUMER DISCRETIONARY		254,447,533
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7256% 11/12/24 (c)(d)	15,255,000	15,265,579
Consumer Staples Distribution & Retail - 0.7%
7-Eleven, Inc. 0.8% 2/10/24 (b)	19,100,000	18,912,342
Dollar General Corp. 4.25% 9/20/24	24,750,000	24,408,552
		43,320,894
Tobacco - 0.7%
BAT Capital Corp. 3.222% 8/15/24	22,000,000	21,584,452
Philip Morris International, Inc.:
2.875% 5/1/24	14,000,000	13,837,607
5.125% 11/15/24	12,000,000	11,951,066
		47,373,125
TOTAL CONSUMER STAPLES		105,959,598
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Devon Energy Corp. 5.25% 9/15/24	24,973,000	24,807,610
Enbridge, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.9524% 2/16/24 (c)(d)	16,541,000	16,546,898
Equinor ASA 2.65% 1/15/24	19,000,000	18,926,671
MPLX LP 4.875% 12/1/24	16,370,000	16,190,419
Phillips 66 Co. 0.9% 2/15/24	5,000,000	4,946,363
		81,417,961
FINANCIALS - 34.6%
Banks - 20.0%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7529% 6/14/24 (c)(d)	23,400,000	23,371,452
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.987% 2/4/25 (c)(d)	28,500,000	28,458,500
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.4311% 4/25/25 (c)(d)	9,760,000	9,773,078
1.843% 2/4/25 (c)	9,500,000	9,423,937
3.458% 3/15/25 (c)	18,300,000	18,157,162
3.841% 4/25/25 (c)	29,200,000	28,938,318
Bank of America NA 5.65% 8/18/25	18,000,000	18,086,781
Bank of Montreal:
4.25% 9/14/24	19,016,000	18,810,344
5.92% 9/25/25	18,400,000	18,535,388
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.7778% 4/15/24 (c)(d)	29,350,000	29,341,848
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7111% 7/31/24 (c)(d)	26,000,000	25,948,312
5.45% 6/12/25	19,000,000	18,951,165
Banque Federative du Credit Mutuel SA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 5.7388% 2/4/25 (b)(c)(d)	10,000,000	9,945,431
Barclays PLC:
1.007% 12/10/24 (c)	15,250,000	15,146,238
2.852% 5/7/26 (c)	19,000,000	18,104,935
BNP Paribas SA 4.705% 1/10/25 (b)(c)	25,144,000	25,102,797
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9028% 1/14/25 (b)(c)(d)	14,031,000	13,974,832
2.375% 1/14/25 (b)	8,819,000	8,469,565
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2752% 4/7/25 (c)(d)	26,960,000	27,004,406
Citibank NA 5.864% 9/29/25	18,100,000	18,260,707
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0163% 10/30/24 (c)(d)	15,000,000	14,988,600
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.6903% 5/24/25 (c)(d)	24,955,000	25,018,635
0.981% 5/1/25 (c)	18,663,000	18,241,165
3.352% 4/24/25 (c)	17,000,000	16,814,886
Credit Agricole SA 3.875% 4/15/24 (b)	9,500,000	9,426,119
Danske Bank A/S:
6.259% 9/22/26 (b)(c)	19,000,000	19,128,538
6.466% 1/9/26 (b)(c)	20,321,000	20,370,948
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.169% 3/28/25 (b)(c)(d)	27,000,000	27,010,904
0.856% 9/30/25 (b)(c)	16,250,000	15,575,111
2.968% 3/28/25 (b)(c)	10,200,000	10,097,146
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7504% 5/21/24 (b)(c)(d)	25,121,000	25,096,925
Fifth Third Bancorp 3.65% 1/25/24	38,784,000	38,631,332
HSBC Holdings PLC 3.803% 3/11/25 (c)	10,500,000	10,430,467
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.5124% 5/16/25 (c)(d)	25,700,000	25,197,850
4.008% 5/16/25 (c)	9,375,000	9,170,250
ING Groep NV 3.55% 4/9/24	4,892,000	4,853,327
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3127% 6/14/25 (c)(d)	25,155,000	25,187,368
0.824% 6/1/25 (c)	18,660,000	18,154,796
0.969% 6/23/25 (c)	20,000,000	19,419,524
1.561% 12/10/25 (c)	12,129,000	11,578,996
3.22% 3/1/25 (c)	19,163,000	19,030,200
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6627% 6/14/24 (c)(d)	28,390,000	27,970,668
Lloyds Banking Group PLC 3.9% 3/12/24	11,900,000	11,835,358
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7283% 9/12/25 (c)(d)	20,000,000	20,064,445
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9816% 7/18/25 (c)(d)	25,000,000	25,110,105
0.953% 7/19/25 (c)	24,800,000	24,016,100
4.788% 7/18/25 (c)	21,313,000	21,155,046
5.063% 9/12/25 (c)	18,000,000	17,877,889
Mizuho Financial Group, Inc. 2.555% 9/13/25 (c)	21,800,000	21,227,392
Morgan Stanley Bank, West Valley City Utah:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4954% 10/30/26 (c)(d)	16,100,000	16,261,970
5.479% 7/16/25	19,500,000	19,543,086
NatWest Markets PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7903% 3/22/25 (b)(c)(d)	17,169,000	17,296,226
Rabobank Nederland:
1.339% 6/24/26 (b)(c)	16,360,000	15,249,127
2.625% 7/22/24 (b)	12,200,000	11,957,471
Rabobank Nederland New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 5.6334% 1/12/24 (c)(d)	9,000,000	8,999,739
0.375% 1/12/24	18,000,000	17,889,383
Royal Bank of Canada 4.95% 4/25/25	19,000,000	18,866,158
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	5,000,000	4,971,276
Svenska Handelsbanken AB 0.55% 6/11/24 (b)	12,400,000	12,079,350
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2469% 4/4/25 (b)(c)(d)	16,717,000	16,731,510
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7007% 3/4/24 (c)(d)	32,800,000	32,771,445
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2543% 3/8/24 (c)(d)	23,752,000	23,780,565
3.25% 3/11/24	16,000,000	15,898,116
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5325% 1/17/24 (c)(d)	30,450,000	30,440,561
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7441% 6/9/25 (c)(d)	27,500,000	27,005,602
Wells Fargo & Co.:
0.805% 5/19/25 (c)	12,850,000	12,521,353
3.3% 9/9/24	22,100,000	21,744,074
3.75% 1/24/24	19,485,000	19,427,778
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1308% 8/1/25 (c)(d)	15,390,000	15,423,647
		1,295,343,723
Capital Markets - 6.4%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.8423% 3/18/24 (c)(d)	11,600,000	11,588,281
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 5.7207% 2/2/24 (c)(d)	50,000,000	49,922,173
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5804% 2/21/25 (c)(d)	21,200,000	21,179,168
Deutsche Bank AG New York Branch 3.961% 11/26/25 (c)	12,211,000	11,887,559
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.031% 1/24/25 (c)(d)	27,000,000	26,961,124
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7325% 3/15/24 (c)(d)	25,953,000	26,007,242
1.757% 1/24/25 (c)	8,800,000	8,741,352
3% 3/15/24	12,538,000	12,432,091
4% 3/3/24	24,000,000	23,872,012
5.7% 11/1/24	30,000,000	29,981,081
Intercontinental Exchange, Inc. 3.65% 5/23/25	19,000,000	18,512,272
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7869% 1/25/24 (c)(d)	16,992,000	16,991,638
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.957% 1/24/25 (c)(d)	27,000,000	26,932,500
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4967% 4/17/25 (c)(d)	26,956,000	26,988,858
0.79% 5/30/25 (c)	20,000,000	19,436,489
3.7% 10/23/24	12,100,000	11,892,333
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6861% 2/9/24 (b)(c)(d)	36,650,000	36,643,403
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7761% 8/9/24 (b)(c)(d)	17,225,000	17,203,791
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.8031% 1/13/25 (b)(c)(d)	20,750,000	20,689,149
		417,862,516
Consumer Finance - 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	16,350,000	15,688,000
3.5% 1/15/25	23,378,000	22,709,304
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0493% 5/3/24 (c)(d)	21,545,000	21,567,856
3.95% 8/1/25	11,739,000	11,462,009
6.338% 10/30/26 (c)	16,006,000	16,224,195
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0358% 12/6/24 (c)(d)	24,955,000	24,952,255
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6754% 5/9/25 (c)(d)	25,611,000	25,546,917
1.343% 12/6/24 (c)	17,000,000	16,995,388
3.3% 10/30/24	6,000,000	5,849,116
4.166% 5/9/25 (c)	9,600,000	9,454,842
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9886% 12/29/23 (c)(d)	25,490,000	25,496,882
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9603% 3/22/24 (c)(d)	26,000,000	26,019,423
5.6% 9/11/25	18,000,000	18,154,923
		240,121,110
Financial Services - 1.8%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0183% 5/24/24 (b)(c)(d)	32,000,000	31,933,792
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0507% 1/7/25 (b)(c)(d)	31,450,000	31,144,885
CNH Industrial Capital LLC:
3.95% 5/23/25	10,170,000	9,916,609
5.45% 10/14/25	19,000,000	18,942,883
DH Europe Finance II SARL 2.2% 11/15/24	24,149,000	23,402,190
		115,340,359
Insurance - 2.7%
Equitable Financial Life Global Funding:
0.8% 8/12/24 (b)	9,235,000	8,911,581
1.1% 11/12/24 (b)	20,500,000	19,606,386
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	11,900,000	11,834,654
MassMutual Global Funding II 2.95% 1/11/25 (b)	12,300,000	11,967,186
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 5.7762% 6/6/24 (b)(c)(d)	26,200,000	26,214,664
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.714% 4/12/24 (b)(c)(d)	30,000,000	29,987,489
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7834% 4/12/24 (b)(c)(d)	19,254,000	19,261,201
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.319% 3/28/25 (b)(c)(d)	28,000,000	28,087,163
Willis Group North America, Inc. 3.6% 5/15/24	20,900,000	20,662,203
		176,532,527
TOTAL FINANCIALS		2,245,200,235
HEALTH CARE - 1.9%
Biotechnology - 0.5%
AbbVie, Inc. 2.6% 11/21/24	20,000,000	19,441,150
Amgen, Inc. 3.625% 5/22/24	16,000,000	15,839,935
		35,281,085
Health Care Providers & Services - 1.0%
CVS Health Corp. 3.375% 8/12/24	20,000,000	19,666,373
Elevance Health, Inc. 3.35% 12/1/24	26,500,000	25,888,985
Humana, Inc. 3.85% 10/1/24	18,900,000	18,600,916
		64,156,274
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	25,800,000	25,780,484
TOTAL HEALTH CARE		125,217,843
INDUSTRIALS - 1.9%
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25 (b)	10,888,000	10,951,045
Industrial Conglomerates - 0.5%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7741% 3/11/24 (b)(c)(d)	32,000,000	32,008,576
Machinery - 1.2%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7751% 11/14/24 (c)(d)	25,000,000	25,079,505
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3363% 4/5/24 (b)(c)(d)	20,950,000	20,972,734
1.125% 12/14/23 (b)	23,400,000	23,369,105
5.2% 1/17/25 (b)	6,190,000	6,159,818
Parker Hannifin Corp. 3.65% 6/15/24	5,000,000	4,939,787
		80,520,949
TOTAL INDUSTRIALS		123,480,570
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5881% 10/1/24 (c)(d)	9,050,000	9,045,578
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 6.05% 3/15/25	19,000,000	19,030,068
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Simon Property Group LP 3.375% 10/1/24	19,000,000	18,615,640
Real Estate Management & Development - 0.3%
Essex Portfolio LP 3.875% 5/1/24	19,000,000	18,809,366
TOTAL REAL ESTATE		37,425,006
UTILITIES - 1.5%
Electric Utilities - 0.8%
DTE Electric Co. 3.65% 3/15/24	14,088,000	14,003,482
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1678% 4/1/24 (c)(d)	25,000,000	25,003,875
Virginia Electric & Power Co. 3.45% 2/15/24	13,385,000	13,317,279
		52,324,636
Multi-Utilities - 0.7%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (c)(d)	20,794,000	20,785,705
DTE Energy Co. 2.529% 10/1/24	23,413,000	22,777,393
		43,563,098
TOTAL UTILITIES		95,887,734
TOTAL NONCONVERTIBLE BONDS (Cost $3,093,168,658)		3,097,112,126

U.S. Treasury Obligations - 12.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.69% to 4.73% 1/25/24	242,689,700	240,730,767
U.S. Treasury Notes:
3% 6/30/24	260,952,000	257,445,454
4.125% 1/31/25	251,495,200	248,714,999
4.75% 7/31/25	85,747,100	85,606,422
TOTAL U.S. TREASURY OBLIGATIONS (Cost $833,936,561)		832,497,642

Certificates of Deposit - 12.2%
	Principal Amount (a)	Value ($)
Bank of Nova Scotia yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/7/24 (c)(d)	14,000,000	13,999,884
6% 10/18/24	23,700,000	23,775,375
BMO Harris Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 7/8/24 (c)(d)	25,000,000	24,999,788
5.58% 3/4/24	10,000,000	10,000,281
5.68% 6/4/24	7,000,000	7,001,135
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 4/1/24 (c)(d)	28,500,000	28,553,398
5.5% 1/19/24	23,700,000	23,698,779
5.6% 12/1/23	23,700,000	23,700,069
5.95% 9/19/24	25,000,000	25,057,563
6% 10/18/24	23,700,000	23,777,404
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 6/17/24 (c)(d)	20,000,000	20,027,846
5.78% 3/8/24	25,000,000	25,007,653
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 5/10/24 (c)(d)	23,700,000	23,735,588
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6% 7/8/24 (c)(d)	25,000,000	24,998,958
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 6/7/24 (c)(d)	25,000,000	25,046,875
5.91% 6/17/24	25,000,000	25,009,355
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.76% 1/16/24 (c)(d)	25,000,000	25,009,408
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.87% 5/24/24 (c)(d)	25,000,000	25,022,065
5.57% 3/1/24	25,000,000	25,001,500
MUFG Bank Ltd. yankee 5.71% 5/20/24	23,700,000	23,706,143
Rabobank Nederland New York Branch yankee 6.05% 7/10/24	25,000,000	25,019,863
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/3/24 (c)(d)	25,000,000	25,036,630
State Street Bank & Trust Co., Boston U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.65% 2/20/24 (c)(d)	8,000,000	8,002,804
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 5/1/24 (c)(d)	24,000,000	24,032,707
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/11/24 (c)(d)	25,000,000	25,036,058
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/26/24 (c)(d)	25,000,000	25,032,835
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 8/14/24 (c)(d)	25,000,000	25,035,855
Sumitomo Mitsui Trust Bank Ltd. yankee 5.58% 1/31/24	14,000,000	13,999,814
Svenska Handelsbanken, Inc. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.88% 8/29/24 (c)(d)	25,000,000	25,025,853
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 3/28/24 (c)(d)	28,500,000	28,542,989
Toronto-Dominion Bank yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 3/25/24 (c)(d)	24,000,000	24,034,565
6% 10/17/24	23,700,000	23,775,940
6.01% 10/3/24	24,000,000	24,074,858
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.94% 7/18/24 (c)(d)	25,000,000	25,034,763
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/5/24 (c)(d)	25,000,000	25,038,438
TOTAL CERTIFICATES OF DEPOSIT (Cost $792,900,000)		793,853,039

Commercial Paper - 11.2%
	Principal Amount (a)	Value ($)
AT&T, Inc.:
5.42% 12/19/23	20,000,000	19,942,866
5.7% 1/23/24	19,000,000	18,842,452
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/7/24 (c)(d)	7,000,000	7,000,819
yankee 6.01% 4/4/24 (c)(d)	19,000,000	19,025,935
Barclays Bank PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.04% 6/5/24 (b)(c)(d)	25,000,000	24,999,783
Bayer Corp.:
5.9% 8/15/24	25,000,000	23,955,290
5.93% 7/9/24	25,000,000	24,100,068
5.93% 7/24/24	25,000,000	24,041,238
5.94% 9/10/24	25,000,000	23,854,855
BPCE SA yankee:
5.15% 12/7/23	23,500,000	23,475,645
5.66% 2/15/24	25,000,000	24,707,970
5.66% 7/19/24	25,000,000	24,123,018
DNB Bank ASA yankee 5.64% 5/17/24	23,700,000	23,096,591
HSBC U.S.A., Inc.:
yankee:
5.505% 2/2/24	24,000,000	23,763,086
6.05% 8/14/24	25,000,000	23,969,648
5.64% 1/12/24	23,700,000	23,544,869
5.9% 11/21/24	25,000,000	23,559,490
ING U.S. Funding LLC:
yankee 5.66% 7/26/24	23,700,000	22,856,880
5.64% 6/18/24	28,400,000	27,541,028
J.P. Morgan Securities, LLC 5.95% 7/12/24 (c)(d)	25,000,000	24,999,803
NatWest Markets PLC yankee:
5.34% 2/9/24	23,700,000	23,439,945
5.62% 12/8/23	25,000,000	24,969,805
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7% 6/6/24 (c)(d)	25,000,000	24,999,240
5.47% 3/1/24	25,000,000	24,653,058
5.47% 4/1/24	20,000,000	19,629,256
5.66% 10/11/24	23,700,000	22,582,680
Sumitomo Mitsui Banking Corp. yankee 5.555% 5/16/24	23,700,000	23,092,341
Sumitomo Mitsui Trust Bank Ltd. yankee:
5.54% 1/22/24	18,000,000	17,855,023
5.54% 1/24/24	14,000,000	13,882,697
Svenska Handelsbanken AB:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 3/21/24 (c)(d)	15,000,000	15,021,477
yankee:
5.61% 9/18/24	28,300,000	27,067,255
5.65% 10/1/24	24,000,000	22,910,477
The Toronto-Dominion Bank yankee 5.47% 3/1/24	14,000,000	13,805,562
TOTAL COMMERCIAL PAPER (Cost $724,876,429)		725,310,150

Money Market Funds - 15.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e) (Cost $1,030,441,373)	1,030,288,190	1,030,494,248

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $6,475,323,021)	6,479,267,205
NET OTHER ASSETS (LIABILITIES) - 0.3%	18,755,938
NET ASSETS - 100.0%	6,498,023,143

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $860,464,034 or 13.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	922,551,611	1,000,439,205	892,496,568	13,196,635	-	-	1,030,494,248	2.1%
Total	922,551,611	1,000,439,205	892,496,568	13,196,635	-	-	1,030,494,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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